Document And Entity Information	12 Months Ended
Dec. 31, 2016
Entity Registrant Name	United States Cellular Corporation
Entity Central Index Key	0000821130
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Trading Symbol	USM